STOCK-BASED COMPENSATION - 2010 Share Incentive Plan (Details) - shares				6 Months Ended	12 Months Ended
	Jan. 01, 2015	Jan. 01, 2014	Jun. 21, 2010	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
STOCK-BASED COMPENSATION
Granted during the period				0	0	10,254,198
Remaining employees
STOCK-BASED COMPENSATION
Vesting period based on term after the grantee terminates their employment				12 months	12 months
2010 Share Incentive Plan
STOCK-BASED COMPENSATION
Contractual term			10 years
Number of shares authorized and reserved for issuance			10,902,600
Maximum number of shares that may be granted as percentage of total issued and outstanding shares		1.50%
Vesting period				3 years	3 years
Equal quarterly instalments (as a percent)				0.08%	0.08%
Vesting percentage				100.00%	100.00%
Granted during the period	510,000
Vesting period based on term after the grantee terminates their employment				5 years	5 years
2010 Share Incentive Plan | Senior executives
STOCK-BASED COMPENSATION
Contractual term				10 years	10 years
2010 Share Incentive Plan | Remaining employees
STOCK-BASED COMPENSATION
Contractual term				10 years	10 years